Convertible Notes Payable - Schedule of Convertible Notes Payable (Details) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Nov. 14, 2017	Sep. 15, 2017	Dec. 31, 2016
Total convertible notes payable, gross	$ 883,084	$ 572,792
Less: Unamortized debt discount	(106,718)	(164,545)	$ (37,500)	$ (40,000)
Total convertible notes	776,366	408,247	$ 187,500	$ 200,000
Less: current portion of convertible notes payable, net	776,366	408,247
Long-term convertible notes payable
September 15, 2017 [Member]
Total convertible notes payable, gross	412,500	387,500
December 8, 2017 [Member]
Total convertible notes payable, gross	185,292	92,646
December 8, 2017 [Member]
Total convertible notes payable, gross	185,292	92,646
March 15, 2018 [Member]
Total convertible notes payable, gross	$ 100,000
December 12, 2017 [Member]
Total convertible notes payable, gross		$ 92,646